Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Schedule of Property and Equipment, Net

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
At cost:
Computer and office equipment	7,256	27,148	3,949
Leasehold improvement	5,019	10,654	1,550
	12,275	37,802	5,499
Less: accumulated depreciation	(2,996)	(8,727)	(1,270)
	9,279	29,075	4,229

Schedule of depreciation expenses allocated to captions in income statement

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Costs of revenues	321	553	1,291	188
Sales and marketing expenses	163	546	805	117
General and administrative expenses	68	181	1,074	156
Research and development expenses	204	985	2,764	402
	756	2,265	5,934	863